Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

9.Inventories

At December 31, 2024 and December 31, 2023, inventories consisted of the following:

Inventories

in € THOUS

	2024	2023

Finished goods	1,182,034	1,232,702
Health care supplies	417,475	451,316
Raw materials and purchased components	344,311	361,804
Work in process	124,102	133,353
Inventories	2,067,922	2,179,175

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €278,139 of materials, of which €191,982 is committed at December 31, 2024 for 2025. The terms of these agreements run 1 to 3 years. Further unconditional purchase agreements exist with an equity method investee of the Company. For further information on these agreements, see note 6.

Write-downs of inventories amounted to €116,358 and €110,614 for the years ended December 31, 2024 and 2023, respectively.